CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Jun. 30, 2022
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

At the date of authorization of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the six months ended June 30, 2022 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Amendments to IAS 1	Classification of Liabilities as Current or Non-current (1)
Amendments to IFRS 4	Extension of the Temporary Exemption from Applying IFRS 9 (1)

1.	Effective for annual periods beginning on or after January 1, 2023
2.	The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.